Cover	Oct. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2022
Entity File Number	000-56051
Entity Registrant Name	GOLDEN DEVELOPING SOLUTIONS, INC.
Entity Central Index Key	0001736865
Entity Tax Identification Number	82-2911016
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	PO Box 460573
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33346
City Area Code	(623)
Local Phone Number	826-5206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false